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                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

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                       REVOLUTION ACCESS VARIABLE ANNUITY
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                          SUPPLEMENT DATED JUNE 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

This Supplement will be used only with contracts sold through the above-referenced prospectus and through registered representatives affiliated with the M Financial
                                     Group.

     (1) The contract enables you to invest in four additional variable investment options:

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    Variable Investment Option                 Managed By:
    --------------------------                 ----------
 Brandes International Equity......      Brandes Investment Partners, L.P.
 Turner Core Growth................      Turner Investment Partners, Inc.
 Frontier Capital Appreciation.....      Frontier Capital Managment Company, LLC
 Clifton Enhanced U.S. Equity .....      The Clifton Group
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If you select one or more of these variable investment options, we will invest your money in the corresponding investment option(s) of the M Fund, Inc. M Fund, Inc. is a so-called "series" type mutual fund registered with the SEC. In the prospectus, the term "Trusts" includes M Fund, Inc., and the term "Funds" includes the corresponding investment options of M Fund, Inc. We may modify or delete the variable investment options in the future.


     (2) The Annual Fund Expenses table beginning on page 5 of the prospectus is supplemented with the following information on the four additional variable investment options:

                                          Investment    Distribution and   Other Operating   Total Fund    Other Operating
                                          Management       Service          Expenses With    Operating     Expenses Absent
Fund Name                                    Fee         (12b-1) Fees       Reimbursement     Expenses      Reimbursement*
---------                                 ----------    ----------------   ---------------   ----------    ---------------
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M Fund, Inc.:
Brandes International Equity............     0.96%           N/A                0.25%           1.21%           0.97%
Turner Core Growth .....................     0.45%           N/A                0.25%           0.70%           0.95%
Frontier Capital Appreciation ..........     0.90%           N/A                0.25%           1.15%           0.57%
Clifton Enhanced U.S. Equity ...........     0.55%           N/A                0.25%           0.80%           1.08%



* M Financial Advisers, Inc. reimburses a Fund when the Fund's other operating expenses exceed 0.25% of the fund's average daily net assets.

     (3) The examples on pages 8 and 9 of the prospectus are supplemented with the following information on the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the four additional variable investment options, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional benefit riders; actual expense may be greater or less than those shown above and in the Fee table on page 5 of the prospectus):



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         If you "surrender" (turn in) your contract at the end of the applicable time period, you would pay:

    ---------------------------------------------------------------------------------------------------------
                                                        1 Year       3 Years       5 Years       10 Years

    ---------------------------------------------------------------------------------------------------------
         Brandes International Equity                    $26           $79           $135          $287
    ---------------------------------------------------------------------------------------------------------
         Turner Core Growth                              $21           $63           $109          $235
    ---------------------------------------------------------------------------------------------------------
         Frontier Capital Appreciation                   $25           $77           $132          $281
    ---------------------------------------------------------------------------------------------------------
         Clifton Enhanced U.S. Equity                    $22           $66           $114          $245
    ---------------------------------------------------------------------------------------------------------


         If you begin receiving payments under one of our annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

    ---------------------------------------------------------------------------------------------------------
                                                        1 Year       3 Years       5 Years       10 Years

    ---------------------------------------------------------------------------------------------------------
         Brandes International Equity                    $26           $79           $135          $287
    ---------------------------------------------------------------------------------------------------------
         Turner Core Growth                              $21           $63           $109          $235
    ---------------------------------------------------------------------------------------------------------
         Frontier Capital Appreciation                   $25           $77           $132          $281
    ---------------------------------------------------------------------------------------------------------
         Clifton Enhanced U.S. Equity                    $22           $66           $114          $245
    ---------------------------------------------------------------------------------------------------------


     (4) The four additional variable investment options listed on the first page of this Supplement are each subject to all the terms and conditions of the contracts and the procedures described in the prospectus (See "How can I change my contract's investment allocations?" beginning on page 16 of the prospectus.)

     (5) The section entitled "Distribution of contracts", as appearing on page 41 of the prospectus, is hereby deleted and the following is substituted in its place:

Distribution of contracts

John Hancock Funds, Inc. ("JHFI") will act as principal distributor of the contracts sold through this prospectus, with the exception of contracts sold through registered representatives affiliated with the M Financial Group for which Signator Investors, Inc. ("Signator") will act as principal distributor. JHFI and Signator are each registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. JHFI's address is 101 Huntington Avenue, Boston, Massachusetts 02199. Signator's address is 200 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117.

You can purchase a contract through broker-dealers and certain financial institutions who have entered into selling agreements with John Hancock and JHFI, or Signator in the case of firms affiliated with the M Financial Group, and whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers and financial institutions to exceed 8.0% of premium payments (on a present value basis). For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these contracts on a continuous basis, but neither John Hancock nor JHFI nor Signator is obligated to sell any particular amount of contracts. We reimburse JHFI and Signator for direct and indirect expenses actually incurred in connection with the marketing and sale of these contracts. Both JHFI and Signator are subsidiaries of John Hancock.

      This supplement is accompanied with a prospectus dated May 1, 2000 for the M Fund,
      ----------------------------------------------------------------------------------
Inc. that contains detailed information about the Funds. Be sure to read that prospectus
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before selecting any of the four additional variable investment options.
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